CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Share Capital	Share issuance costs	Tax incentives	Stock options granted	Share issuance costs	Other	Treasury shares	Tax incentives	Legal Reserve	Reserve for capital increase	Special statutory reserve	Dividends proposed	Other reserves	Retained earnings	Total	Non-controlling interest	Total
Balances, beginning of year at Dec. 31, 2016	R$ 6,241,753		R$ 199,402	R$ 19,754	R$ (15,442)		R$ (273,665)		R$ 316,526	R$ 1,206,874	R$ 115,220		R$ 2,314,567		R$ 10,124,989		R$ 10,124,989
Total comprehensive income (loss)
Net income (loss) for the year														R$ 1,820,994	1,820,994		1,820,994
Actuarial gain (loss) net of deferred taxes													2,754		2,754		2,754
Exchange variation on conversion of financial statements and on foreign investments													38,006		38,006		38,006
Transactions with shareholders:
Stock options granted				1,521											1,521		1,521
Sale of treasury shares to meet stock-based compensation plan							8,514								8,514		8,514
Treasury shares acquired							(82)								(82)		(82)
Interest on own capital														(199,835)	(199,835)		(199,835)
Reversal of time-barred dividends														29	29		29
Internal changes in equity:
Realization of deemed cost, net of taxes													(56,999)	56,999
Cancelation of treasury							17,107							(17,107)
Reserve for tax incentives Sudene-reduction of 75%			196,604											(196,604)
Transfer between reserves									90,372	1,074,444	119,380			(1,284,196)
Issue of treasury shares to employees				(7,038)			7,038
Minimum mandatory dividends														(180,280)	(180,280)		(180,280)
Balances, end of year at Dec. 31, 2017	6,241,753		396,006	14,237	(15,442)		(241,088)		406,898	2,281,318	234,600		2,298,328		11,616,611		11,616,611
Total comprehensive income (loss)
Net income (loss) for the year														319,693	319,693	R$ 121	319,814
Actuarial gain (loss) net of deferred taxes													(45,741)		(45,741)		(45,741)
Exchange variation on conversion of financial statements and on foreign investments													137,546		137,546		137,546
Transactions with shareholders:
Stock options granted				5,170											5,170		5,170
Sale of treasury shares to meet stock-based compensation plan							8,516								8,516		8,516
Non-controlling interest arising on business combination																13,807	13,807
Reversal of time-barred dividends											66				66		66
Unclaimed dividends forfeited										(596,534)		R$ 596,534
Internal changes in equity:
Realization of deemed cost, net of taxes													(68,424)	68,424
Stock options granted				(14,307)			14,307
Reserve for tax incentives Sudene-reduction of 75%			288,557											(288,557)
Constitution of special statutory reserve											7,882			(7,882)
Constitution of the legal reserve									15,917					(15,917)
Constitution of a reserve for capital increase										70,940				(70,940)
Dividends distributed										(29,976)					(29,976)		(29,976)
Minimum mandatory dividends														(3,466)	(3,466)		(3,466)
Unrealized net revenue of 2017										4,880	62			(1,355)	3,588		3,588
Balances, end of year at Dec. 31, 2018	6,241,753		684,563	5,100	(15,442)		(218,265)		422,815	1,730,629	242,612	596,534	2,321,708		12,012,007	13,928	12,025,935
Total comprehensive income (loss)
Net income (loss) for the year														(2,817,518)	(2,817,518)	2,776	(2,814,742)
Other comprehensive income for the year													(47,449)		(47,449)		(47,449)
Exchange variation on conversion of financial statements and on foreign investments																	45,819
Transactions with shareholders:
Loss absorption								R$ (684,563)	(105,671)	R$ (1,730,629)	R$ (242,612)			2,763,475
Share capital increase (note 1.1.1.1 and 22.1)	3,027,528														3,027,528		3,027,528
Share issuance costs		R$ (33,735)			R$ 15,442										(18,293)		(18,293)
Stock options granted				879											879		879
Non-controlling interest arising on business combination																98,635	98,635
Unclaimed dividends forfeited														1,125	1,125		1,125
Dividends paid (note 22.2)												R$ (596,534)			(596,534)		(596,534)
Internal changes in equity:
Realization of deemed cost, net of taxes													(52,918)	R$ 52,918
Issue of common shares related to business combination (note 1.1.1.1)						R$ 6,410,885									6,410,885		6,410,885
Proposed dividends from management			R$ (684,563)					R$ 684,563
Balances, end of year at Dec. 31, 2019	R$ 9,269,281	R$ (33,735)		R$ 5,979		R$ 6,410,885	R$ (218,265)		R$ 317,144				R$ 2,221,341		R$ 17,972,630	R$ 115,339	R$ 18,087,969